Other Non-Current Financial Assets (Tables)	6 Months Ended
Sep. 30, 2023
Other Non-Current Financial Assets [Abstract ]
Schedule of Other Non-Current Financial Assets	Other non-current financial assets consist of the following:
	As of September 30, 2023	As of March 31, 2023
	(US$)	(US$)
Non Current
Deposits	285,509	275,049
Total (A)	285,509	275,049

Current
Deposits	301	305
Advances for network acquisition	2,674,677	2,203,240
Loans and advances to related parties	70,989	35,598
Other loans and advances	304,063	290,433
Total (B)	3,050,030	2,529,576

Total (A) + (B)	3,335,539	2,804,625